SUPPLEMENT TO THE PROSPECTUS
                                       OF
                       EVERGREEN INTERNATIONAL EQUITY FUND
                                  (the "Fund")

         The section of the prospectus entitled "Investment Advisers" under "Management of the Funds" is hereby supplemented to reflect the following:

         Effective September 8, 1997, Nicholas P.W. Horsley no longer serves as a portfolio manager of the Fund.

September 24, 1997


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